Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 4,588,572	$ 4,701,354
Ending balance	4,477,350	4,588,572
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,900,213	4,885,026
Additions	25,105	28,630
Additions through business combination	1,413	1,024
Reclassification	(201)	678
Translation	1,146	359
Ending balance	4,927,676	4,900,213
Disposals		13,430
Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	311,641	183,672
Amortization	138,261	131,702
Impairment		9,741
Translation	424	56
Ending balance	450,326	311,641
Disposals		13,418
Software Technology Acquired Through Business Combinations
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	54,916	83,161
Ending balance	26,420	54,916
Software Technology Acquired Through Business Combinations | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	116,079	115,283
Additions through business combination	1,413	824
Translation		(28)
Ending balance	117,492	116,079
Software Technology Acquired Through Business Combinations | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	61,163	32,122
Amortization	29,909	27,478
Impairment		1,563
Ending balance	91,072	61,163
Other Software Technology
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	9,875	6,026
Ending balance	9,328	9,875
Other Software Technology | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,673	19,992
Additions	1,893	7,669
Translation	1,146	(342)
Ending balance	18,712	15,673
Disposals		(11,646)
Other Software Technology | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,798	13,966
Amortization	3,162	3,367
Impairment		155
Translation	424	(56)
Ending balance	9,384	5,798
Disposals		(11,634)
Customer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,194,342	1,289,257
Ending balance	1,099,427	1,194,342
Customer Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,423,719	1,423,719
Ending balance	1,423,719	1,423,719
Customer Relationships | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	229,377	134,462
Amortization	94,915	94,915
Ending balance	324,292	229,377
Brands
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	485,253	485,253
Ending balance	485,253	485,253
Brands | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	485,253	485,253
Ending balance	485,253	485,253
Deferred Development Costs
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	38,976	27,187
Impairment		2,550
Ending balance	51,712	38,976
Deferred Development Costs | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	48,808	30,309
Additions	23,212	20,961
Reclassification	(201)	(678)
Ending balance	71,819	48,808
Disposals		(1,784)
Deferred Development Costs | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	9,832	3,122
Amortization	10,275	5,942
Impairment		2,552
Ending balance	20,107	9,832
Disposals		(1,784)
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,805,210	2,810,470
Ending balance	2,805,210	2,805,210
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,810,681	2,810,470
Additions through business combination		200
Translation		11
Ending balance	2,810,681	2,810,681
Goodwill | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,471
Impairment		5,471
Ending balance	$ 5,471	$ 5,471